MINERAL PROPERTIES, PLANT AND EQUIPMENT - Schedule of reconciliation of mineral properties, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of the Mineral properties, plant and equipment
As at January 1	$ 700,691
As at December 31	153,010,002	$ 700,691
Cost
Movement of the Mineral properties, plant and equipment
As at January 1	703,713	698,007
Additions	2,781,895	5,706
Effects of foreign exchange	7,238,663
As at December 31	154,449,333	703,713
Cost | Nussir ASA (“Nussir”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition	95,222,303
Cost | Nye Sulitjelma Gruver SA (“NSG”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition	20,151,896
Cost | Repparfjord Eiendom AS (“REAS”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition	28,350,863
Accumulated depreciation, depletion and amortization
Movement of the Mineral properties, plant and equipment
As at January 1	3,022
Depreciation	1,431,722	3,022
Effects of foreign exchange	4,587
As at December 31	1,439,331	3,022
Mineral Properties
Movement of the Mineral properties, plant and equipment
As at January 1	698,007
As at December 31	122,619,879	698,007
Mineral Properties | Cost
Movement of the Mineral properties, plant and equipment
As at January 1	698,007	698,007
Additions
Effects of foreign exchange	6,547,673
As at December 31	122,619,879	698,007
Mineral Properties | Cost | Nussir ASA (“Nussir”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition	95,222,303
Mineral Properties | Cost | Nye Sulitjelma Gruver SA (“NSG”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition	20,151,896
Mineral Properties | Cost | Repparfjord Eiendom AS (“REAS”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition
Mineral Properties | Accumulated depreciation, depletion and amortization
Movement of the Mineral properties, plant and equipment
As at January 1
Depreciation
Effects of foreign exchange
As at December 31
Property, Plant and Equipment
Movement of the Mineral properties, plant and equipment
As at January 1	2,684
As at December 31	30,390,123	2,684
Property, Plant and Equipment | Cost
Movement of the Mineral properties, plant and equipment
As at January 1	5,706
Additions	2,781,895	5,706
Effects of foreign exchange	690,990
As at December 31	31,829,454	5,706
Property, Plant and Equipment | Cost | Nussir ASA (“Nussir”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition
Property, Plant and Equipment | Cost | Nye Sulitjelma Gruver SA (“NSG”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition
Property, Plant and Equipment | Cost | Repparfjord Eiendom AS (“REAS”)
Movement of the Mineral properties, plant and equipment
Additions due to Acquisition	28,350,863
Property, Plant and Equipment | Accumulated depreciation, depletion and amortization
Movement of the Mineral properties, plant and equipment
As at January 1	3,022
Depreciation	1,431,722	3,022
Effects of foreign exchange	4,587
As at December 31	$ 1,439,331	$ 3,022